Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Contract Loan	Dec. 31, 2021 USD ($) Contract SecurityLoan	Dec. 31, 2020 USD ($) SecurityLoan	Dec. 31, 2019 USD ($) Contract SecurityLoan
Accounts Notes And Loans Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments		3 years
Allowance for loan losses		$ 26,641	$ 25,028
Provision for loan losses		$ 830	$ 10,112	$ 1,035
Percentage of eligible paycheck protection program loan			100.00%
Number of days past due for loans to be considered as nonperforming		90 days
Reasonable period for nonperforming TDRs to be returned to performing status		6 months
Number of days reaching where loans are considered for nonaccrual status		90 days
Conditions where loans are considered for nonaccrual status		A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.
Gross interest income recorded on nonaccrual loans		$ 307	$ 536	571
Interest income on nonaccrual loans recognized on cash basis		716	477	$ 379
Loans modified as troubled debt restructuring		$ 0	$ 0
Defaulted loans | SecurityLoan		0	0	0
Impaired loans		greater than $350
Number of loans modified | Contract				1
Foreclosed assets		$ 0	$ 31
Allowance for loan losses recorded for acquired loans		0	0
Residential Mortgage [Member]
Accounts Notes And Loans Receivable [Line Items]
Residential mortgages in process of foreclosure			293	$ 741
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Provision for loan losses		(360)	604	500
Loans modified as troubled debt restructuring			431,300
Number of loans modified | Contract	813
Commercial and Agriculture [Member] | Second Modifications [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans modified as troubled debt restructuring		$ 5,142
Number of loans modified | Contract		7
Commercial and Agriculture [Member] | Additional 90 Day Modifications [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans modified as troubled debt restructuring	$ 124,400
Number of loans modified | Loan	100
TDRs [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses		$ 18	$ 35	$ 91